Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
(4)	Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 and for the unaudited six months ended June 30, 2012 are as follows (dollars in thousands):

	December 31,		June 30,
	2010	2011	2012
			(unaudited)
Balance at beginning of year	$33,767	$46,806	$46,233
Additions	13,039	17	29,589
PBS acquisition adjustment	—	(590)	—

Balance at end of year	$46,806	$46,233	$75,822

At December 31, 2011, the Company recorded a $0.6 million PBS acquisition adjustment related to customer obligation balances recorded as of the acquisition date. This adjustment was primarily due to the Company’s reliance on reports that incorrectly stated customer obligations at the acquisition date. The correction of these balances is considered a purchase price adjustment.

Acquired intangible assets at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,						June 30,
	2010			2011			2012
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
								(unaudited)
Amortized intangible assets:
Client contracts and broker relationships	$26,534	$13,224	$13,310	$26,534	$15,206	$11,328	$44,424	$17,079	$27,345
Trade names	1,020	388	632	1,020	542	478	2,010	663	1,347
Technology	2,580	1,678	902	2,580	2,177	403	7,542	3,104	4,438
Noncompete agreements	2,011	1,625	386	2,011	1,665	346	2,011	1,685	326
Favorable lease	—	—	—	—	—	—	1,121	42	1,079

Total	$32,145	$16,915	$15,230	$32,145	$19,590	$12,555	$57,108	$22,573	$34,535

Amortization expense for acquired intangible assets totaled $3.4 million, $2.2 million, and $2.7 million in 2009, 2010 and 2011, respectively. Amortization expense for acquired intangible assets totaled $0.7 million and $1.7 million for the unaudited three months ended June 30, 2011 and 2012, respectively. Amortization expense for acquired intangible assets totaled $1.4 million and $3.0 million for the unaudited six months ended June 30, 2011 and 2012, respectively.

The estimated amortization expense for each of the five succeeding years and thereafter at December 31, 2011 is as follows (dollars in thousands):

2012	$2,413
2013	2,226
2014	1,680
2015	1,530
2016	1,381
Thereafter	3,325

Total	$12,555